Debt	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt
Note 4 – Debt

In August 2011 the Company purchased equipment for $44,748, financed with a loan from Canandaigua National Bank.  The loan is guaranteed by William Schmitz, CEO of the Company, has a 60-month term, and carries a 4.99% annual interest rate.  Monthly payments are $844. In October 2011 the Company leased office equipment for $9,068 financed with a loan from Canon Financial Services, Inc.  The loan, with monthly payments of $279, has a 6.76% annual interest rate and a 36 month term. The end of term purchase option calls for payment of the equipment’s fair market value.

On September 4, 2012, the Company entered into an unsecured loan agreement with TMK-ENT, Inc. that provided for a $500,000 working capital revolving line of credit.  Advances under the line of credit bear interest at 10% per year, payable annually. On November 13, 2012, the Company amended its loan agreement to increase the revolving line of credit agreement from $500,000 to $750,000, and on December 21, 2012 amended its loan agreement to increase the revolving credit agreement for $750,000 to $1,250,000 The note originally matured on December 21, 2013, however on May 29, 2013 the note was amended to extend the maturity date to December 21, 2014. Borrowings under the line of credit amount to $1,018,500 as of December 31, 2013 ($748,500 as of December 31, 2012). In conjunction with the line of credit facility, the Company issued 1,250,000 warrants to purchase the Company’s common stock at varying prices from $1.38 to $1.62 per share. The warrants vest one year from issuance and have a ten year term. The fair market value of the warrants at grant date was determined utilizing the Black Scholes option pricing model and amounted to $1,839,250. As of December 31, 2012, the Company had drawn $1,018,500 on the line of credit. The difference between the fair market value of the warrants and draws on the line of credit is $820,750 as of December 31, 2013($1,090,750 as of December 31, 2012), which is recorded as deferred debt discount.  The deferred debt discount will be recognized and recorded as debt discount as the Company continues to borrow against the line of credit. Debt discount costs will be recognized as the Company draws down the available line of credit, and will be amortized over the remaining term of the loan. As a result of the amortization of the debt discount, the Company expensed $ 518,481 for the year ended December 31, 2013 and $166,513 for the year ended December 31, 2012.

Annual maturities of debt are as follows:

2014	$1,030,282
2015	$9,540
2016	$6,629